Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
6. Subsequent Events

The Company has evaluated subsequent events through the filing of this Form
10-K,
and determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements except for the following:

Completion of Spinoff of Millrose

On February 7, 2025, the Company completed the
Spin-Off
of Millrose from Lennar and became an independent company listed on the New York Stock Exchange under the symbol “MRP”. The
Spin-Off
was completed through a distribution of approximately 80% of Millrose’s stock to Lennar’s stockholders. Each holder of Lennar Class A common stock or Lennar Class B common stock received one share of Class A common stock or Class B common stock for every two shares of Lennar Class A common stock or Lennar Class B common stock held as of the close of business on January 21, 2025, the record date of the
Spin-Off.
Lennar has temporarily retained 33,200,053 shares, approximately 20% of Millrose’s outstanding shares of common stock. In connection with the
Spin-Off,
Lennar contributed $5.5 billion in land assets and cash of $1 billion to the Company.

After the
Spin-Off,
Millrose is a holding company without any operations of its own. Its operations are conducted through Millrose Holdings and its subsidiaries.

The Company is externally managed the Manager, an affiliate of Kennedy Lewis Investment Management LLC. Additionally, in connection with the
Spin-Off,
on the Distribution Date, the Company entered into a credit agreement (the “Credit Agreement”) with the lenders thereto and JPMorgan Chase Bank, N.A as a lender and as administrative agent for the lenders, which provides for a revolving credit facility of up to $1.335 billion, scheduled to mature on February 7, 2028. The Company has borrowed $450 million under the revolving credit facility as of M arch 25, 2025
.

Acquisition of Rausch Coleman Homes Land Assets

On February 10, 2025, the Company completed its acquisition of land assets consisting of approximately 24,000 homesites through the acquisition of 100% of the outstanding stock of RCH Holdings, Inc., a newly formed parent
holding company of Rausch Coleman Companies, LLC, for approximately $876 million in cash, which is net of option deposits funded by Lennar and other holdbacks (the “Supplemental Transferred Assets Transaction”). The Company funded the Supplemental Transferred Assets Transaction using cash on hand.

Declaration of Dividend

On March 17, 2025, the Board declared a dividend of $0.38 to be paid to holders of Class A common stock and Class B common stock as of the close of business on April 4, 2025. The dividend will be paid on April 15, 2025.

PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Subsequent Events
8. Subsequent Events

The Company has evaluated subsequent events through the filing of this Form
10-K,
and determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements except for the following:

Completion of Spinoff of Millrose

On February 7, 2025, the Company completed the
spin-off
of Millrose from Lennar (the
“Spin-Off”)
and became an independent company listed on the New York Stock Exchange under the symbol “MRP”. The
Spin-Off
was completed through a distribution of approximately 80% of Millrose’s stock to Lennar’s stockholders. Each holder of Lennar Class A common stock or Lennar Class B common stock received one share of Class A common stock or Class B common stock for every two shares of Lennar class A common stock or Lennar class B common stock held as of the close of business on January 21, 2025, the record date of the
Spin-Off.
Lennar has temporarily retained 33,200,053 shares, approximately 20% of Millrose’s outstanding shares of common stock. In connection with the
Spin-Off,
Lennar contributed $5.5 billion in land assets and cash of $1 billion to the Company.

After the
Spin-Off,
Millrose is a holding company without any operations of its own. Its operations are conducted through Millrose Holdings and its subsidiaries.

The Company is externally managed by the Manager, an affiliate of Kennedy Lewis Investment Management LLC. Additionally, in connection with the
Spin-Off,
on the Distribution Date, the Company entered into a credit agreement (the “Credit Agreement”) with the lenders thereto and JPMorgan Chase Bank, N.A as a lender and as administrative agent for the lenders, which provides for a revolving credit facility of up to $1.335 billion, scheduled to mature on February 7, 2028. The Company has borrowed $450 million under the revolving credit facility as of March 25, 2025.

Acquisition of Rausch Coleman Homes Land Assets

On February 10, 2025, the Company completed its acquisition of land assets consisting of approximately 24,000 homesites through the acquisition of 100% of the outstanding stock of RCH Holdings, Inc. for approximately $876 million in cash, which is net of option deposits funded by Lennar and other holdbacks (the “Supplemental Transferred Assets Transaction”). The Company funded the Supplemental Transferred Assets Transaction using cash on hand.

Declaration of Dividend

On March 17, 2025, the Board declared a dividend of $0.38 to be paid to holders of Class A common stock and Class B common stock as of the close of business on April 4, 2025. The dividend will be paid on April 15, 2025.